CONSOLIDATED BALANCE SHEETS (Parenthetical)	Mar. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Inventory reserve | $	$ 0	$ 1,161,469	$ 1,133,457
Convertible preferred stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized		50,000,000	50,000,000
Convertible preferred stock, shares issued		2,388,905	2,388,905
Convertible preferred stock, shares outstanding		2,388,905	2,388,905
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	48,833,664	20,274,238	922,362
Common stock, shares outstanding	48,833,664	20,274,238	922,362